Income Taxes - Summarizes Major Jurisdictions Subject to Examination (Detail)	12 Months Ended
Mar. 31, 2013
Japan [Member]
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2008 [1]
U.K. [Member]
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2012
U.S. [Member]
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2009

[1]	For transfer pricing, the earliest year in which Nomura remains subject to examinations is 2007.